As filed with the Securities and Exchange Commission on May 16, 2013

Securities Act File No. 333-186723

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-14

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 1	☒

TRANSAMERICA SERIES TRUST

(Exact Name of Registrant as Specified in Charter)

570 Carillon Parkway, St. Petersburg, Florida 33716

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (727) 299-1800

Dennis P. Gallagher, Esq., 570 Carillon Parkway, St. Petersburg, Florida 33716

(Name and Address of Agent for Service)

It is proposed that this filing will become effective immediately pursuant to Rule 485(b) under the Securities Act of 1933, as amended.

No filing fee is required because an indefinite number of shares has previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.

This Post-Effective Amendment consists of the following:

(1)	Facing Sheet of the Registration Statement.

(2)	Part C to the Registration Statement (including signature page).

Parts A and B are incorporated herein by reference to the Registrant’s Registration Statement on Form N-14 (File No. 333-186723) filed with the Securities and Exchange Commission on March 25, 2013 (SEC Accession No. 0001193125-13-124569).

This Post-Effective Amendment is being filed solely for the purpose of filing the final counsel opinion and tax opinion as Exhibits 11 and 12, respectively, to this Registration Statement on Form N-14.

PART C

OTHER INFORMATION

Item 15.	Indemnification

Provisions relating to indemnification of the Registrant’s Trustees and employees are included in Registrant’s Declaration of Trust and Bylaws, which are incorporated herein by reference.

Pursuant to Rule 484, insofar as indemnification for liability arising under the Securities Act of 1933 (the “Act”) may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 16.	Exhibits

List all exhibits filed as part of the Registration Statement.

(1)	Amended and Restated Declaration of Trust (6)

(2)	Bylaws (6)

(3)	Not applicable

(4)	Form of Agreement and Plan of Reorganization (See Exhibit A to the Proxy Statement/Prospectus)

(5)	See Exhibits 1 and 2

(6)	(a) Investment Advisory Agreements

(i)	Investment Advisory Agreement (2)

(ii)	Investment Advisory Agreement Schedule A dated May 1, 2010 (10)

(iii)	Investment Advisory Agreement Schedule A dated August 16, 2010 (11)

(iv)	Investment Advisory Agreement Schedule A dated May 1, 2011 (13)

(v)	Investment Advisory Agreement Schedule A dated December 9, 2011 (17)

(vi)	Investment Advisory Agreement Schedule A dated May 1, 2012 (18)

(vii)	Investment Advisory Agreement Schedule A dated September 7, 2012 (23)

(b)	Sub-Advisory Agreements

(i)	Sub-Advisory Agreement on behalf of Transamerica Systematic Small/Mid Cap Value VP (formerly, Transamerica Small/Mid Cap Value VP) (13)

(ii)	Transamerica Vanguard ETF Portfolio – Growth VP (formerly, Transamerica Index 75 VP) (6)

(7)	Distribution Agreement (1)

(a)	Amendment to Distribution Agreement (20)

(b)	Amended and Restated Distribution Agreement dated November 1, 2007 (6)

(c)	Amendment to Distribution Agreement dated May 1, 2008 (7)

(d)	Updated Schedule I only dated May 1, 2010 (10)

(e)	Updated Schedule I only dated August 16, 2010 (11)

(f)	Updated Schedule I only dated May 1, 2011 (13)

(g)	Updated Schedule I only dated December 9, 2011 (17)

(h)	Updated Schedule I only dated May 1, 2012 (18)

(i)	Updated Schedule I only dated September 17, 2012 (23)

(b)	Updated Schedule I only dated December 9, 2011 (25)

(8)	Amended and Restated Trustees’ Deferred Compensation Plan dated January 1, 2010 (9)

(9)	Custodian Agreement dated January 1, 2011 (12)

(10)	Plan of Distribution under Rule 12b-1

(a)	Amended and Restated Plan of Distribution Pursuant to Rule 12b-1 dated November 1, 2007 (6)

(1)	Amendment to Amended and Restated Plan of Distribution Pursuant to Rule 12b-1 dated May 1, 2008 (7)

(2)	Updated Schedule A only dated May 1, 2010 (10)

(3)	Updated Schedule A only dated August 16, 2010 (11)

(4)	Updated Schedule A only dated May 1, 2011 (13)

(5)	Updated Schedule A only dated December 9, 2011 (17)

(6)	Updated Schedule A only dated May 1, 2012 (18)

(7)	Updated Schedule A only dated September 17, 2012 (23)

(b)	Multiple Class Plan dated January 22, 2009 (8)

(11)	Opinion of counsel as to the legality of the securities (filed herein)

(12)	Opinion of counsel as to tax matters (filed herein)

(13)	(1) Administrative Services Agreement dated July 15, 2010 (11)

a.	Updated Schedule A dated May 1, 2011 (15)

b.	Updated Schedule A dated December 9, 2011 (17)

c.	Amended Services Agreement dated (February 1, 2012) and Amended and Restated Schedule A dated May 1, 2012 (18)

d.	Updated Schedule A only dated September 17, 2012 (23)

(2)	Transfer Agency Agreement, as amended through May 1, 2008 (8)

(3)	Expense Limitation Agreement (3)

a.	Amendment to Expense Limitation Agreement dated May 1, 2008 (7)

b.	Amendment to Expense Limitation Agreement dated July 1, 2009 (21)

c.	Updated Schedule A and B only dated May 1, 2010 (10)

d.	Updated Schedule A and B only dated August 16, 2010 (11)

e.	Amended and Restated Expense Limitation Agreement dated May 1, 2011 (13)

f.	Updated Schedule A and B only dated December 9, 2011 (17)

g.	Updated Schedule A and B only dated May 1, 2012 (18)

h.	Updated Schedule A and B only dated September 17, 2012 (23)

(4)	Participation Agreement between TST and Western Reserve Life Assurance Co. of Ohio dated February 27, 1991, as amended (4)

a.	Amendment dated May 1, 2010 (10)

b.	Amendment dated May 1, 2011 (13)

(5)	Participation Agreement with Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, and Monumental Life Insurance Company dated July 1, 1992, as amended May 1, 2009 (10)

a.	Amendment dated May 1, 2010 (10)

b.	Amendment dated May 1, 2011 (13)

c.	Amendment dated May 1, 2012 (18)

d.	Amendment dated September 17, 2012 (23)

(6)

Participation Agreement with Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company and BlackRock Variable Series Funds, Inc. on behalf of Transamerica BlackRock Global Allocation VP dated May 1, 2009 (8)

(7)	Participation Agreement with Transamerica Advisors Life Insurance Company dated October 20, 2008, as amended (10)

a.	Amendment dated May 1, 2010 (10)

b.	Amendment dated May 1, 2011 (13)

c.	Amendment dated May 1, 2012 (18)

d.	Amendment dated September 17, 2012 (23)

(8)	Participation Agreement with Transamerica Advisors Life Insurance Company of New York dated September 1, 2008, as amended (10)

a.	Amendment dated May 1, 2010 (10)

b.	Amendment dated May 1, 2011 (13)

c.	Amendment dated May 2, 2012 (18)

d.	Amendment dated September 17, 2012 (23)

(14)	Consent of Independent Registered Certified Public Accounting firm (25)

(15)	Not applicable

(16)	Powers of Attorney (24)

(17)	(a) Code of Ethics – Systematic Financial Management, LP (13)

(b)	Code of Ethics – AEGON USA Investment Management, LLC (18)

(c)	Prospectus dated May 1, 2012, as supplemented through February 27, 2013 (25)

(d)	Statement of Additional Information dated May 1, 2012 as supplemented through September 17, 2012 (24)

(e)	Annual Report to Shareholders for the year ended December 31, 2011 (24)

(f)	Semi-Annual Report to Shareholders for the period ended June 30, 2012 (24)

(g)	Annual Report to Shareholders for the year ended December 31, 2012 (25)

(1)	Previously filed with Post-Effective Amendment No. 36 to the Registration Statement filed on April 27, 1999 and incorporated herein by reference.
(2)	Previously filed with Post-Effective Amendment No. 50 to the Registration Statement filed on April 30, 2002 and incorporated herein by reference.
(3)	Previously filed with Post-Effective Amendment No. 67 to the Registration Statement filed on February 28, 2007 and incorporated herein by reference.
(4)	Previously filed with Post-Effective Amendment No. 70 to the Registration Statement filed on July 31, 2007 and incorporated herein by reference.
(5)	Previously filed with Post-Effective Amendment No. 71 to the Registration Statement filed on January 31, 2008 and incorporated herein by reference.
(6)	Previously filed with Post-Effective Amendment No. 72 to the Registration Statement filed on April 29, 2008 and incorporated herein by reference.
(7)	Previously filed with Post-Effective Amendment No. 73 to the Registration Statement filed on August 25, 2008 and incorporated herein by reference.
(8)	Previously filed with Post-Effective Amendment No. 80 to the Registration Statement filed on April 30, 2009 and incorporated herein by reference.
(9)	Previously filed with Transamerica Funds’ Post-Effective Amendment No. 108 to the Registration Statement filed on February 26, 2010 (File No. 33-02659).
(10)	Previously filed with Post-Effective Amendment No. 91 to the Registration Statement filed on April 28, 2010 and incorporated herein by reference.
(11)	Previously filed with Post-Effective Amendment No. 93 to the Registration Statement filed on August 13, 2010 and incorporated herein by reference.
(12)	Previously filed with Post-Effective Amendment No. 126 to the Transamerica Funds Registration Statement filed on April 29, 2011 and incorporated herein by reference.
(13)	Previously filed with Post-Effective Amendment No. 95 to the Registration Statement filed on April 29, 2011 and incorporated herein by reference.
(14)	Previously filed with Post-Effective Amendment No. 89 to the Registration Statement filed on February 28, 2008.
(15)	Previously filed with Post-Effective Amendment No. 126 to the Transamerica Funds Registration Statement filed on April 29, 2011 and incorporated herein by reference.

(16)	Previously filed with the Registration Statement on Form N-14 filed on January 22, 2010 and incorporated herein by reference.
(17)	Previously filed with Post-Effective Amendment No. 100 to the Registration Statement filed on December 9, 2011 and and incorporated herein by reference.
(18)	Previously filed with Post-Effective Amendment No. 106 to the Registration Statement filed on April 26, 2012 and incorporated by reference herein,
(19)	Previously filed with Post-Effective Amendment No. 74 to the Registration Statement filed on November 10, 2008 and incorporated herein by reference.
(20)	Previously filed with Post-Effective Amendment No. 68 to the Registration Statement filed on April 30, 2007 and incorporated herein by reference.
(21)	Previously filed with Post-Effective Amendment No. 83 to the Registration Statement filed on August 14, 2009 and incorporated herein by reference.
(22)	Previously filed with Post-Effective Amendment No. 102 to the Registration Statement filed on February 2, 2012 and incorporated herein by reference.
(23)	Previously filed with Post-Effective Amendment No. 114 to the Registration Statement filed on September 7, 2012 and incorporated herein by reference.
(24)	Previously filed with the Registration Statement on Form N-14 filed on February 15, 2013 and incorporated herein by reference.
(25)	Previously filed with the Registration Statement on Form N-14 filed on March 25, 2013 and incorporated herein by reference.

Item 17

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the 1933 Act, the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 Transamerica Series Trust has duly caused this Post-Effective Amendment No. 1 to its Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereunder duly authorized, in the City of St. Petersburg, State of Florida, on the 16th day of May 2013.

TRANSAMERICA SERIES TRUST

By:	/s/ Thomas A. Swank
Thomas A. Swank
Trustee, President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, Post-Effective Amendment No. 1 to this Registration Statement on Form N-14 has been signed below by the following persons in the capacities and on the dates indicated:

/s/ Thomas A. Swank Thomas A. Swank	Trustee, President and Chief Executive Officer	May 16, 2013

/s/ Sandra N. Bane Sandra N. Bane*	Trustee	May 16, 2013

/s/ Leo J. Hill Leo J. Hill*	Trustee	May 16, 2013

/s/ David W. Jennings David W. Jennings*	Trustee	May 16, 2013

/s/ Russell A. Kimball, Jr. Russell A. Kimball, Jr.*	Trustee	May 16, 2013

/s/ Eugene M. Mannella Eugene M. Mannella*	Trustee	May 16, 2013

/s/ Norman R. Nielsen Norman R. Nielsen*	Trustee	May 16, 2013

/s/ Joyce G. Norden Joyce G. Norden*	Trustee	May 16, 2013

/s/ Patricia L. Sawyer Patricia L. Sawyer*	Trustee	May 16, 2013

/s/ John W. Waechter John W. Waechter*	Trustee	May 16, 2013

/s/ Alan F. Warrick Alan F. Warrick*	Trustee	May 16, 2013

/s/ Elizabeth Strouse Elizabeth Strouse	Vice President, Treasurer and Principal Financial Officer	May 16, 2013

/s/ Dennis P. Gallagher * By: Dennis P. Gallagher		May 16, 2013
Dennis P. Gallagher**

**	Attorney-in-fact pursuant to powers of attorney previously filed.

WASHINGTON, DC 20549

SECURITIES AND EXCHANGE COMMISSION

Exhibits Filed With

Registration Statement on

Form N-14

Transamerica Series Trust

EXHIBIT INDEX

Exhibit Number	Description of Exhibit

(11)	Opinion of counsel as to the Legality of the Securities

(12)	Opinion and Consent as to Tax Matters